                       SALOMON BROTHERS CAPITAL FUND INC

                      SUPPLEMENT DATED FEBRUARY 26, 2004
                                      TO
                        PROSPECTUS DATED APRIL 30, 2003

   Effective May 1, 2004 Ross S. Margolies will no longer manage Salomon Brothers Capital Fund Inc and Robert M. Donahue, Jr., co-manager of the Fund since 1998, will become sole manager of the Fund.



SAM #